RELATED-PARTY TRANSACTIONS (Details) ₽ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 RUB (₽)	Dec. 31, 2017 RUB (₽)	Dec. 31, 2016 RUB (₽)	Dec. 31, 2018 RUB (₽)
RELATED-PARTY TRANSACTIONS
Loans granted to related parties	$ 0.5		₽ 173.0		₽ 33.0
Interest rate, maximum	8.00%				8.00%
Yandex.Money
RELATED-PARTY TRANSACTIONS
Revenue from subleasing and other services	$ 0.7	₽ 51.0	86.0	₽ 106.0
Online payment commission expense	6.2	432.0	439.0	₽ 173.0
Receivable amount	5.0		158.0		₽ 344.0
Yandex Market
RELATED-PARTY TRANSACTIONS
Revenue from subleasing and other services	14.4	1,001.0
Receivable amount	5.9				407.0
Revenue from advertising services	6.8	₽ 469.0
Payable amount	1.0				70.0
Senior employees
RELATED-PARTY TRANSACTIONS
Loans granted to related parties	$ 3.0		₽ 173.0		₽ 207.0